As filed with the Securities and Exchange Commission on April 1, 2004
                       File Nos. 333-103714 and 811-21317
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
               Pre-Effective Amendment No. ___                          [ ]
               Post-Effective Amendment No. 3                           [X]

                                     and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
               Amendment No. 4                                          [X]

                        (Check appropriate box or boxes)


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)


          1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                 (252) 972-9922
                                 --------------
              (Registrant's Telephone Number, including Area Code)


                               C. Frank Watson III
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                    (Name and Address of Agent for Service)


                                  With copy to:
                                  -------------
                             Reinaldo Pascual, Esq.
                             Kilpatrick Stockton LLP
                        1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309


Approximate Date of Proposed Public Offering:  As soon as practicable after the Effective Date of this
                                               Registration Statement
                                               ----------------------------

It is proposed that this filing will become effective:  (check appropriate box)

       [ ] immediately upon filing pursuant to paragraph (b);
       [ ] on ________ (date) pursuant to paragraph (b);
       [X] 60 days after filing pursuant to paragraph (a)(1);
       [ ] on ________ (date) pursuant to paragraph (a)(1);
       [ ] 75 days after filing pursuant to paragraph (a)(2); or
       [ ] on ________ (date) pursuant to paragraph (a)(2), of rule 485.

                                     PART A
                                     ======

                                    FORM N-1A

                                   PROSPECTUS



CUSIP Number __________


Prospectus
                                                                  April __, 2004


________________________________________________________________________________


                          PMFM MODERATE PORTFOLIO TRUST

                                  ADVISOR CLASS

________________________________________________________________________________


This prospectus includes information about the PMFM Moderate Portfolio Trust ("Fund") that you should know before investing. This prospectus relates to the Advisor Class offered by the Fund. The Fund also offers an additional class of shares, Investor Class, which are offered in a separate prospectus. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-866-383-PMFM (1-866-383-7636).






                               Investment Advisor
                               ------------------

                                   PMFM, INC.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622







--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
-----------------

                                                                            Page
                                                                            ----

THE FUND......................................................................2
--------
     INVESTMENT OBJECTIVE.....................................................2
     --------------------
     PRINCIPAL INVESTMENT STRATEGY............................................2
     -----------------------------
     PRINCIPAL RISKS OF INVESTING IN THE FUND.................................4
     ----------------------------------------
     PERFORMANCE INFORMATION..................................................6
     -----------------------
     FEES AND EXPENSES OF THE FUND............................................7
     -----------------------------

MANAGEMENT OF THE FUND........................................................8
----------------------
     INVESTMENT ADVISOR.......................................................8
     ------------------
     BOARD OF TRUSTEES........................................................9
     -----------------
     ADMINISTRATOR...........................................................10
     -------------
     TRANSFER AGENT..........................................................10
     --------------
     DISTRIBUTOR, DISTRIBUTION OF SHARES, AND RELATED INFORMATION............10
     ------------------------------------------------------------

INVESTING IN THE FUND........................................................12
---------------------
     MINIMUM INVESTMENT......................................................12
     ------------------
     PURCHASE AND REDEMPTION PRICE...........................................12
     -----------------------------
     PURCHASING SHARES.......................................................13
     -----------------
     REDEEMING  SHARES.......................................................16
     -----------------

OTHER IMPORTANT INVESTMENT INFORMATION.......................................19
--------------------------------------
     DIVIDENDS, DISTRIBUTIONS AND TAXES......................................19
     ----------------------------------
     FINANCIAL HIGHLIGHTS....................................................20
     --------------------
     ADDITIONAL INFORMATION..................................................20
     ----------------------

THE FUND
--------


     INVESTMENT OBJECTIVE
     --------------------

The PMFM Moderate Portfolio Trust's investment objective is to achieve long-term capital appreciation, while maintaining a special focus on capital preservation. The Fund's investment objective may be changed without shareholder approval.


     PRINCIPAL INVESTMENT STRATEGY
     -----------------------------

To achieve its investment objective, the Fund invests primarily in exchange-traded funds ("ETFs") and in cash or cash equivalent positions ("Cash Positions"). The Fund's investment advisor, PMFM, Inc. ("Advisor"), allocates the Fund's assets primarily among different types of ETFs and Cash Positions using a proprietary, quantitatively driven asset allocation model. The Advisor uses its model to determine a weighted average score for "market risk" based on a combination of factors selected by the Advisor, such as technical and fundamental indicators.

Examples of technical and fundamental indicators examined by the Advisor include:

    o  Market breadth;
    o  Trend line;
    o  Interest rates; and
    o  Relative strength.

________________________________________________________________________________
What is an Exchange-Traded Fund (ETF)? An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index (or sector of an index), like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices (or sectors of indices) hold either:

    o shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

    o shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.
________________________________________________________________________________

Based on its asset allocation model, the Advisor invests the Fund's assets in shares of different stock market index-based ETFs, sector-based ETFs, fixed-income ETFs and Cash Positions in proportions that the Advisor determines will best position the Fund to participate in market gains during rising markets, while protecting the Fund's assets during market declines. Accordingly, the Advisor will invest the Fund's assets more heavily in stock market index-based ETFs, sector-based ETFs and similar securities when the Advisor believes the applicable market or sector is likely to rise, and will invest more heavily in fixed-income ETFs, Cash Positions and similar securities when the Advisor believes the stock market will decline.

Additional Information About Types of Investments. The Fund may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. The Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

In cases where these legal limits prevent the Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. In addition, the Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions.

While the Fund's primary focus is allocation of its assets among ETFs and Cash Positions, the Fund has the flexibility to invest in equity securities and other types of securities when the Advisor believes they offer more attractive opportunities. Accordingly, the Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

Additional Information About the Fund's Investment Objective and Strategy. Whether the Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives. Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective. The Fund may also hold up to 100% of its portfolio in Cash Position as part of its investment strategy.

     PRINCIPAL RISKS OF INVESTING IN THE FUND
     ----------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions.

Management Style Risks: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor's allocation of the Fund's assets. The Advisor's judgments about the attractiveness, value and potential appreciation of particular ETFs, Cash Positions or other investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor's judgment will produce the desired results. In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize types of assets, ETFs, Cash Positions or other investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Sector Risks: Another area of risk involves the potential focus of the Fund's assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of the Fund's assets in fixed income ETF's which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular ETF's shares possibly causing the Fund's share price and total return to be reduced and fluctuate more than investment in other types of ETFs. Additional information about fixed income risks can be found in the Fund's Statement of Additional Information ("SAI").

Risks Related to "Fund of Funds" Structure: The Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and Index Funds. Under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner its Advisor manager considers optimal, or cause the Advisor to select Index Funds or Stock Baskets as alternatives to the investment the Advisor considers optimal.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. The Fund is best suited for long-term investors.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in the SAI.

Tracking Risks: Investment in the Fund should be made with the understanding that the ETFs and other index investment companies in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and investment companies' ability to track their applicable indices.

Risks Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Risks Related to Portfolio Turnover: Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains. If the Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be more than 100%.

Non-diversified Fund Risk: The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.



     PERFORMANCE INFORMATION
     -----------------------

Because the Fund has not been in operation for an entire calendar year, there is no performance information for the Fund to be presented here. However, you may request a copy of the Fund's Annual and Semi-annual Reports once they become available, at no charge, by calling the Fund.

     FEES AND EXPENSES OF THE FUND
     -----------------------------

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


                   Shareholder Fees For Advisor Class Shares
                   (fees paid directly from your investment)
                   -----------------------------------------
    Maximum Sales Charge (Load) Imposed On Purchases
              (as a percentage of offering price) ...................None
    Maximum Deferred Sales Charge (Load)
              (as a percentage of the lower of the amount
               purchased or redeemed ...... ....................... 1.00%^1
    Redemption Fee ..................................................None

            Annual Fund Operating Expenses For Advisor Class Shares^2
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
    Management Fees ............................................... 1.25%
    Distribution and/or Service (12b-1) Fees ...................... 1.00%^3
    Other Expenses ................................................ 1.00%
                                                                    -----
    Total Annual Fund Operating Expenses .......................... 3.25%
                                                                    =====


1 Maximum Deferred Sales Charge or "contingent deferred sales charge" is imposed on shares redeemed within one year of the purchase date. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less.

2 Since the Advisor Class is newly organized, the expenses in the chart are based on estimated expenses. The Advisor has entered into an Expense
  Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 3.25%, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund. To the extent that ETFs or other investment companies held in the Fund's portfolio of investments have fees and expenses, shareholders of the Fund would indirectly be paying a portion of these other funds' fees and expenses.

3 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares of the Fund through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by the Fund's administrator or transfer agent, and a portion is used to compensate them for distribution and other shareholder services. The Fund also offers another class of shares, the Investor Class, which has different fees and expenses. For more information about the Advisor Class and the Investor Class of shares, see "Distributor, Distribution of Shares and Related Information" below.

Example: This example shows you the expenses that you may pay over time by investing in the Advisor Class shares of the Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Fund versus other mutual funds. This example assumes the following conditions:

         (1) You invest $10,000 in the Fund for the periods shown;
         (2) You reinvest all dividends and distributions;
         (3) You redeem all of your shares at the end of those periods;
         (4) You earn a 5% total return; and
         (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


   ----------------------------- ---------------------- ---------------------
          Period Invested               1 Year                3 Years
   ----------------------------- ---------------------- ---------------------
             Your Costs                  $328                  $1001
   ----------------------------- ---------------------- ---------------------

The contingent deferred sales charge (equal to 1.00% of the net asset value at the time of purchase or redemption, whichever is less, within one year of purchase date) is not included in these calculations. If that fee were included, your costs would be higher.



MANAGEMENT OF THE FUND
----------------------


     INVESTMENT ADVISOR
     ------------------

The Fund's investment advisor is PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. The Advisor serves in that capacity pursuant to an investment advisory contract with the PMFM Investment Trust ("Trust") on behalf of the Fund. Subject to the authority of the Trust's Board of Trustees ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Fund.

The Advisor, organized as a Georgia corporation, is controlled by Donald Lawrence Beasley and Timothy Allen Chapman. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since the firm was founded in 1991. The Advisor currently has approximately $445 million in assets under management.

The Fund will be managed primarily by a portfolio management team consisting of Mr. Beasley, Mr. Chapman, Judson P. Doherty and Joseph G. Ezernack. Mr. Beasley is a co-founder of the Advisor and has served as President of the Advisor since 1993. In addition, Mr. Beasley serves as a member of the Board of Trustees that oversees the management and administration of the Fund and as a principal portfolio manager for the Fund. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988. Mr. Chapman is a co-founder of the Advisor and has served as its Secretary and Treasurer since 1993. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981. Mr. Doherty is an Executive Vice President of the Advisor and has served in that capacity since joining the Advisor in 2001. Prior to joining the Advisor, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation. Mr. Ezernack is a portfolio manager and Director of Operations for the Advisor and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

Advisor Compensation. As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 1.25%.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation
Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.



     BOARD OF TRUSTEES
     -----------------

The Fund is a series of the Trust, an open-end management investment company, organized as a Delaware statutory trust on February 28, 2003. The Trustees supervise the operations of the Fund according to applicable state and federal law, and are responsible for the overall management of the Fund's business affairs.

     ADMINISTRATOR
     -------------

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide services to the Fund.



     TRANSFER AGENT
     --------------

NC Shareholder Services, LLC ("NCSS") serves as the transfer agent and dividend-disbursing agent of the Fund. As indicated later in this Prospectus under the caption "Investing in the Fund," NCSS will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.



     DISTRIBUTOR, DISTRIBUTION OF SHARES AND RELATED INFORMATION
     -----------------------------------------------------------

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of the Fund's shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or other approved entities. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Advisor Class. The Distribution Plan provides that the Fund will pay the annual rate of up to 1.00% of the average daily net assets of the Fund attributable to Advisor Class shares of the Fund. Under the Distribution Plan, the Fund is authorized to pay the Distributor an annual asset-based distribution fee of 0.75% on Advisor Class shares and an annual asset-based service fee of 0.25% on Advisor Class shares. Together, these fees increase the overall expenses for Advisor Class shares by 1.00% per year. Advisor Class shares are also subject to a contingent deferred sales charge, as described under "Purchasing Shares" below. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

Advisor Class shares are intended for purchase by persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services. The Distributor, as paying agent for the Fund, pays all or a portion of the distribution and service fees to the broker-dealers, banks and insurance companies that make Advisor Class shares available to compensate them for these services. The Distributor may also retain a portion of the fees.

Multiple Share Classes. The shares offered by this Prospectus are Advisor Class shares and are offered through institutions like broker-dealers, banks, insurance companies and other financial intermediaries. The Fund also offers another class of shares, the Investor Class, which has lower fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for core investment advisory services. Different fees and expenses will affect performance. For additional information concerning the Investor Class shares not offered by this Prospectus, call us at 1-866-383-7636.

Other Expenses. In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

INVESTING IN THE FUND
---------------------


     MINIMUM INVESTMENT
     ------------------

The Fund's shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by institutional investors or financial intermediaries or any broker-dealer authorized to sell shares in the Fund. The minimum initial investment is $1,000 and the minimum additional investment is $250 ($100 for those participating in an automatic investment plan). The Fund may, at the Advisor's sole discretion, accept accounts with less than the minimum investment.


     PURCHASE AND REDEMPTION PRICE
     -----------------------------

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), ordinarily 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven
(7) days after tenders. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

     PURCHASING SHARES
     -----------------

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, accepts the order. The orders will be priced at the next calculation of the Fund's net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Contingent Deferred Sales Charges

If Advisor Class shares of the Fund are redeemed within the first year of purchase such redemption may be subject to a contingent deferred sales charge ("CDSC"). The CDSC is imposed on redemption proceeds according to the following schedule:

    ----------------------------------------- ------------------------------
                                                   Contingent Deferred
        Year of Redemption After Purchase             Sales Charge
    ----------------------------------------- ------------------------------
                      First                                 1%
    ----------------------------------------- ------------------------------
              Second and following                          0%
    ----------------------------------------- ------------------------------

The CDSC is calculated as a percentage of the net asset value of the Advisor Class shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%. The CDSC will be paid to the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Advisor Class shares of the Fund. The Distributor, as paying agent for the Fund, may pay all or a portion of the CDSC to the broker-dealers, banks, insurance companies and other financial intermediaries that make Advisor Class shares available in exchange for their services. The Distributor may also retain a portion of the CDSC.

Amounts withdrawn in accordance with a systematic withdrawal plan will not be subject to a CDSC. In addition, shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a CDSC. The Fund may waive the CDSC under certain circumstances, as described under "Redeeming Shares."

Reinstatement Privilege. If you sell Advisor Class shares of the Fund, you may reinvest some or all of the proceeds into new Advisor Class shares of the Fund within 90 days without a sales charge. Reinstated Advisor Class shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the reinstatement privilege, contact your broker-dealer, bank, insurance company or other financial intermediary, or the Fund.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, the purchase will be canceled. The prospective investor will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or another identically registered account to recover any such losses due to a returned check. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the "PMFM Moderate Portfolio Trust-Advisor Class", to:

                    PMFM Moderate Portfolio Trust
                    Advisor Class
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-866-383-PMFM (1-866-383-7636), before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

                    Wachovia Bank, NA
                    Charlotte, North Carolina
                    ABA # 053000219
                    For the: PMFM Moderate Portfolio Trust - Advisor Class Acct. # 2000017392932
                    For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $250. Before adding funds by bank wire, please call the Fund at 1-866-383-PMFM (1-866-383-7636) and follow the above directions for bank wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder's checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Frequent Trading. A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase orders from an investor.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity having used reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

     REDEEMING SHARES
     ----------------

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      PMFM Moderate Portfolio Trust
                      Advisor Class
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the Fund's name, shareholder's name, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2) Any required signature  guarantees (see "Signature  Guarantees" below);
         and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven (7) days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may cause the redemption to be delayed beyond the seven (7) days) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 252-972-1908). The confirmation instructions must include the following:

        (1) The Fund's name;
        (2) Shareholder(s) name and account number;
        (3) Number of shares or dollar amount to be redeemed;
        (4) Instructions for transmittal of redemption proceeds to the shareholder; and
        (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, at its discretion, may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-866-383-PMFM (1-866-383-7636). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided the Fund follows reasonable procedures to insure instructions are genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at more than $1,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount (not less than $100). Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon prior written notice. If the shareholder brings his account net asset value up to at least $1,000 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax.

Redemptions In Kind. The Fund reserves the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when, in the option of the Trustees, a large redemption request may cause harm to the Fund and its shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Contingent Deferred Sales Charges. If you redeem your Advisor Class shares within the first year of purchase you may be subject to a CDSC as described above. To determine if the CDSC applies to a redemption, the Fund redeems Advisor Class shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.

The Fund will waive the CDSC on Advisor Class shares if requested in the following circumstances:

    o Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

    o    Mandatory distributions from a tax-deferred retirement plan or IRA.

If you wish to request that the CDSC be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company or other financial intermediary, or the Fund. Such waiver requests must be made at the time of redemption.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

OTHER IMPORTANT INVESTMENT INFORMATION
--------------------------------------


     DIVIDENDS, DISTRIBUTIONS AND TAXES
     ----------------------------------

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

A particular distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders. Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld by the Fund may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.



     FINANCIAL HIGHLIGHTS
     --------------------

Because the Advisor Class has no operating history, there is no financial or performance information included in this prospectus for the Fund. Once the information becomes available, you may request this information at no charge by calling the Fund at 1-866-383-PMFM (1-866-383-7636).



     ADDITIONAL INFORMATION
     ----------------------

Please see the back cover on how to contact the Fund and how to receive additional information regarding the Fund.

________________________________________________________________________________

                          PMFM MODERATE PORTFOLIO TRUST

                                  Advisor Class
________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus, and in the Fund's Semi-annual Report. Additional information about the Fund's investments will also be available in the Fund's Annual Report, which will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:

                  By telephone:       1-866-383-PMFM
                                      (1-866-383-7636)

                  By mail:            PMFM Moderate Portfolio Trust
                                      Advisor Class
                                      c/o NC Shareholder Services
                                      116 South Franklin Street
                                      Post Office Box 4365
                                      Rocky Mount, North Carolina  27803-0365

                  By e-mail:          info@ncfunds.com

                  On the Internet:    www.ncfunds.com

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                  Investment Company Act file number 811-21317

                                     PART B
                                     ======

                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION


                          PMFM Moderate Portfolio Trust

                                 April __, 2004

                                 A series of the
                              PMFM INVESTMENT TRUST
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                    Telephone 1-866-383-PMFM (1-866-383-7636)





                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES.....................................................2
INVESTMENT LIMITATIONS.......................................................10
PORTFOLIO TRANSACTIONS.......................................................11
DESCRIPTION OF THE TRUST.....................................................12
MANAGEMENT AND OTHER SERVICE PROVIDERS.......................................13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..............................19
SPECIAL SHAREHOLDER SERVICES.................................................21
NET ASSET VALUE..............................................................21
ADDITIONAL TAX INFORMATION...................................................22
ADDITIONAL INFORMATION ON PERFORMANCE........................................24
FINANCIAL STATEMENTS.........................................................26
APPENDIX A - DESCRIPTION OF RATINGS..........................................27
APPENDIX B - PROXY VOTING POLICIES...........................................31



This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus dated January 30, 2004, as supplemented for the PMFM Moderate Portfolio Trust ("Fund"), relating to the Fund's Investor Class, and the Prospectus dated the same date as this SAI for the Fund, relating to the Fund's Advisor Class. Both Prospectuses (individually "Prospectus" and collectively "Prospectuses") are incorporated herein by reference in their entirety. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectuses for the Investor Class and the Advisor Class and Annual Reports for the Fund may be obtained at no charge by writing or calling the Fund at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The PMFM Investment Trust ("Trust") was organized on February 28, 2003 as a Delaware statutory trust and is registered as an open-end management investment company with the Securities and Exchange Commission ("SEC"). The PMFM Moderate Portfolio Trust is a non-diversified series of the Trust. The following policies supplement the Fund's investment objective and policies as described in the Prospectuses for the Fund. Attached to the SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund's investment program will be successful. Investors should carefully review the descriptions of the Fund's investments and their risks described in this SAI and the Prospectuses.

EXCHANGE TRADED FUNDS AND INVESTMENTS IN OTHER INVESTMENT COMPANIES.

Exchange Traded Funds. As noted in the Prospectuses, the Fund will generally invest in Exchange Traded Funds ("ETFs") and cash or cash equivalent positions. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund intends to be a short-term investor in ETFs, but does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund's investment advisor, PMFM, Inc. ("Advisor") believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended ("1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

Fixed Income ETFs. There are risks associated with the potential investment of the Fund's assets in fixed income ETFs which may include credit risk, interest rate risk, maturity risk, and investment-grade securities risk as described below:

  o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in debt securities which involve a promise by a third party to honor an obligation with respect to the debt security. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

  o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of ETFs, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates generally causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the particular ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the particular ETF is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

  o Maturity Risk. Maturity risk is another factor that can affect the value of a particular ETF's debt holdings. Certain ETFs may not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

  o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Baa by Moody's Investors Services, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

Other Investment Companies. As noted in the Prospectus, the Fund is a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Fund, whose primary investment strategy involves investing in other investment companies. Under the 1940 Act, the Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock (the "3% Limitation"). Accordingly, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such an exemptive order to iShares Trust and iShares, Inc. which permits investment companies, including the Fund, to invest in the various series of the iShares Trust and iShares, Inc. ("iShares Funds") beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the iShares Funds. The Fund intends on entering into such an agreement with iShares so that the Fund will be permitted to invest in iShares Fund in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Fund may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent the Fund from allocating its investments in the manner that PMFM, Inc., the Fund's investment advisor, ("Advisor") considers optimal, or cause the Advisor to select a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets") as an alternative. The Fund may also invest in Index Funds or Stock Baskets when the Advisor believes they represent more attractive opportunities than similar ETFs. The Fund's investments in Index Funds will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Fund relies upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, the Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs, Index Funds and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF, Index Fund or other investment company shares held by the Fund, the Fund intends to vote such shares in the same proportion as the vote of all other holders of such securities.

EQUITY SECURITIES. The Fund may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Fund's investment in shares of ETFs. The equity portion of the Fund's portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

FOREIGN SECURITIES. The Fund may invest directly or indirectly in foreign equity securities traded on U.S. national exchanges or over-the-counter and in foreign securities represented by ADRs, as described below. The Fund may also invest in foreign currency-denominated fixed-income securities. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.

American Deposition Receipts ("ADRs") provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

CONVERTIBLE SECURITIES. Although the equity investments of the Fund consist primarily of common and preferred stocks, the Fund may invest directly or indirectly in securities convertible into common stock if, for example, the Advisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Fund's ability to invest in warrants may be limited by the Fund's investment restrictions.

REAL ESTATE SECURITIES. The Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

CORPORATE AND MUNICIPAL DEBT SECURITIES. The Fund may invest directly and indirectly in fixed income investments, including corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in Appendix A to this SAI. While the Advisor utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

MONEY MARKET INSTRUMENTS. The Fund may invest directly and indirectly in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody's, S&P, or Fitch, or if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

U.S. GOVERNMENT SECURITIES. The Fund may invest directly and indirectly in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government securities may also be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

ZERO COUPON SECURITIES. The Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

REVERSE REPURCHASE AGREEMENTS. The Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ILLIQUID INVESTMENTS. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust ("Trustees"), the Advisor determines the liquidity of the Fund's investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

RESTRICTED SECURITIES. Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

OPTIONS. The Fund may purchase and write put and call options on securities. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on its initial and variation margin deposits.

The Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Fund will write options only on futures contracts that are "covered." The Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). The Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. The Fund will be considered "covered" with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund's portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging the Fund's portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Fund will not engage in transactions in futures contracts and related options for speculation. In addition, the Fund will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

FORWARD COMMITMENT & WHEN ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action were appropriate. In such a case, the Fund could incur a short-term gain or loss.

SHORT SALES OF SECURITIES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund's books and/or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.

In addition, the Fund may make short sales "against the box" i.e., when the Fund sells a security short when the Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

LACK OF DIVERSIFICATION. The Fund is a non-diversified fund, which means that it has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the tax code and the Fund's investment restrictions (see description below under "Investment Restrictions"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

TEMPORARY DEFENSIVE POSITIONS. As part of the Fund's principal investment strategy, the Fund may invest in Cash Positions with up to 100% of its portfolio. In addition, the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, the Fund may also hold up to 100% of its portfolio in Cash Positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS.  As a matter of fundamental policy, the Fund may not:

(1)      Issue senior securities, except as permitted by the 1940 Act;

(2) Borrow money, except to the extent permitted under the 1940 Act (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3) Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5) Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6) Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); or

(7) Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(2) Make investments for the purpose of exercising control or management over a portfolio company;

(3) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(4) Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs; or

(6) Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the "fundamental" and "non-fundamental" investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Advisor shall manage the Fund's portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Fund ("Advisory Agreement"), which is described in detail under "Management and Other Service Providers - Investment Advisor." The Advisor serves as investment advisor for a number of client accounts, including the Fund.

Brokerage Selection. In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Advisor considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. Consistent with the Rules of Fair Practice of the National Association Securities Dealers ("NASD") and such other policies as the Board of Trustees may determine, the Fund may also consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund. The Fund may also direct a portion of the Fund's brokerage transactions to certain brokers because of certain benefits received from those brokers, including, without limitation, a brokerage arrangement whereby the broker pays certain Fund expenses.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor in connection with the Fund. Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

                            DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 28, 2003, is an open-end management investment company. The Trust's Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of two series: PMFM ETF Portfolio Trust and the PMFM Moderate Portfolio Trust. Additional series and/or classes may be created from time to time. The shares of the Fund have been divided into two classes, which are described in two prospectuses: Investor Class and Advisor Class. The number of shares in the Trust shall be unlimited. When issued for payment as described in each of the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted an Amended and Restated Rule 18f-3 Multi-class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Advisor, are indicated in the table. The address of each Trustee and Officer of the Trust, unless otherwise indicated, is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622.

                                                              TRUSTEES

---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                                                             Number of
                                                                                            Portfolios in
                             Position(s)  Length                                            Fund Complex
       Name, Age and         held with    of Time           Principal Occupation(s)         Overseen by     Other Directorships
          Address            Fund/Trust   Served             During Past 5 Years              Trustee          Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
James M. Baker (51)          Trustee     Since      Mr.  Baker has been the  President of        2        Mr.  Baker  serves as a
                                         6/2003     Baker & Lassiter,  Inc.  (real estate                 director  of  Community
                                                    development  and  management)   since                 Capital     Bank,     a
                                                    1993.                                                 closely    held   state
                                                                                                          chartered bank.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Norman A. McLean (49)        Trustee     Since      Mr.  McLean  has been  the  Associate        2                 None
                                         6/2003     Athletic  Director for  Marketing and
                                                    Promotions   at  the   University  of
                                                    Georgia  Athletic  Association,  Inc.
                                                    ("UGAA")   since  June,   2000.   Mr.
                                                    McLean   previously   was   Assistant
                                                    Athletic Director at UGAA.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
                                                      Interested Trustees*
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Donald L. Beasley (60)       Trustee,    Since      Mr.  Beasley  has been the  President        2                 None
                             Treasurer   6/2003     of the Advisor since March, 1991.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Advisor.

                                                         OTHER OFFICERS
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Timothy A. Chapman (42)      President   Since      Mr.  Chapman  has been the  Secretary       n/a                 n/a
                                         6/2003     of the Advisor since February, 1993
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
C. Frank Watson III (33)     Secretary   Since      Mr.  Watson  has been  the  President       n/a                 n/a
The Nottingham Company                   6/2003     and Chief  Operating  Officer  of The
116 South Franklin Street                           Nottingham   Company,    the   Fund's
Post Office Box 69                                  administrator,    since   1999.   Mr.
Rocky Mount, NC  27802                              Watson   previously   was  the  Chief
                                                    Operating  Officer of The  Nottingham
                                                    Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------
Julian G. Winters (35)       Asst.       Since      Mr.   Winters   has   been  the  Vice       n/a                 n/a
The Nottingham Company       Secretary   6/2003     President        of        Compliance
116 South Franklin Street    and Asst.              Administration   at  The   Nottingham
Post Office Box 69           Treasurer              Company  since  1998.   Mr.   Winters
Rocky Mount, NC  27802                              previously  was a Fund  Accountant at
                                                    The Nottingham Company.
---------------------------- ----------- ---------- -------------------------------------- -------------- ------------------------

Trustee Standing Committees. The Trustees have established the following standing committees:

         Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust's qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.

         Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary.

Beneficial Equity Ownership Information. The table below shows for each Trustee, the amount of equity securities of the Fund beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2003 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                 Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                  Investment Companies Overseen
                            Dollar Range of Equity Securities        By Trustee in Family of
     Name of Trustee                  in the Fund                     Investment Companies*
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
James M. Baker                             A                                    A
------------------------- ------------------------------------- -----------------------------------
Norman A. McLean                           A                                    A
------------------------- ------------------------------------- -----------------------------------
                                       Interested Trustees
------------------------- ------------------------------------- -----------------------------------
Donald L. Beasley                          E                                    E
------------------------- ------------------------------------- -----------------------------------

 *Family of Investment Companies for the PMFM Investment Trust.


Ownership In Fund Affiliates. None of the Trustees who are independent, nor members of their immediate families, own securities beneficially or of record in the Advisor, the Fund's distributor or any affiliate of the Advisor or distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve the Investment Advisory Agreement ("Advisory Agreement") with the Advisor and the renewal and continuance thereof. In evaluating whether to approve the Advisory Agreement, the Trustees reviewed information and materials provided by the Advisor relating to the Advisor and its proposed services to the Fund, as well as other materials and comparative reports provided by the Fund's other service providers, including Fund Counsel.

In deciding on whether to approve the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees to be paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds are reasonable and fair; (iii) that they were satisfied with the Advisor's proposed services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to enter into the Advisory Agreement. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the Advisory Agreement for the Fund for an initial two year period.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees receive $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and Officer of the Trust for his or her travel and other expenses relating to attendance at such meetings.

------------------------- -------------------------- ------------------------ -------------------- ---------------------------
                                                                                                    Total Compensation From
                                                      Pension or Retirement     Estimated Annual         Fund and Fund
                            Aggregate Compensation     Benefits Accrued As        Benefits Upon         Complex Paid to
Name of Trustee                From the Fund*         Part of Fund Expenses        Retirement              Trustees**
------------------------- -------------------------- ------------------------ -------------------- ---------------------------
                                                     Independent Trustees
------------------------- -------------------------- ------------------------ -------------------- ---------------------------
James M. Baker                     $350.00                    None                    None                 $1,150.00
------------------------- -------------------------- ------------------------ -------------------- ---------------------------
Norman A. McLean                   $350.00                    None                    None                 $1,150.00
------------------------- -------------------------- ------------------------ -------------------- ---------------------------
                                                      Interested Trustees
------------------------- -------------------------- ------------------------ -------------------- ---------------------------
Donald L. Beasley                   None                      None                    None                    None
------------------------- -------------------------- ------------------------ -------------------- ---------------------------

       * Figures are estimates for the fiscal year ending May 31, 2004.
       **Each of the Trustees serves as a Trustee to the two funds of the Trust.

CODES OF ETHICS. The Trust and the Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the 1940 Act, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). The code permits employees and officers of the Trust and the Advisor to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES. To the extent that the Fund invests in voting securities, the Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-773-3863 and (2) on the SEC's website at http://www.sec.gov.

PRINCIPAL HOLDERS OF VOTING SECURITIES. As of March 25, 2004, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) 100% and 0% of the then outstanding shares of the Investor Class and Advisor Class shares of the Fund, respectively. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of shares of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Fund as of March 25, 2004.

Name and Address of              Amount and Nature of
Beneficial Owner                 Beneficial Ownership           Percent of Class
----------------                 --------------------           ----------------

                                 INVESTOR CLASS

Donald L. Beasley and               3,000.00 shares                    100%*
Georgia B. Beasley
1020 Blue Beech Pointe
Athens, GA  30606
                                  ADVISOR CLASS
None

  *Deemed to "control" the shares of the Fund, as defined by applicable SEC regulations.

INVESTMENT ADVISOR. Information about the Advisor, PMFM, Inc., 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30094 and its duties and compensation as Advisor is contained in the Prospectuses. The Advisor currently has approximately $445 million under management.

The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of Donald L. Beasley, Timothy A.
Chapman, Judson P. Doherty and Joseph G. Ezernack is responsible for the day-to-day management of the Fund's portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 1.25% of the Fund's net assets. In addition, the Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2004. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50% for the Investor Class and 3.25% for the Advisor Class, as indicated in the respective Prospectuses. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

ADMINISTRATOR.  The Trust has  entered  into a Fund  Accounting  and  Compliance
Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator will receive an administration fee at the following annual rates: on the first $50 million of the Fund's net assets, 0.175%; on the next $50 million, 0.150%; on the next $50 million; 0.125%; on the next $50 million; 0.10%; and on all assets over $200 million, 0.075%, with a minimum administration fee of $2,000 per month. In addition, the Administrator will receive a monthly fund accounting fee of $2,250 for the first class of shares of the Fund and $750 for each additional class of shares of the Fund and an asset based fee of 1 basis point for accounting and recordkeeping services for the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus certain transaction costs with a minimum annual fee of $4,800. The Administrator will also charge the Fund for certain costs involved with the daily valuation of investment securities and will be reimbursed for out-of-pocket expenses.

The Administrator will perform the following services for the Fund: (1) procure the custodian on behalf of the Trust, as well coordinate and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) assist or supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assist or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) assist in the preparation of and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Fund.

TRANSFER AGENT. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

DISTRIBUTOR. The Fund will conduct a continuous offering of its securities. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees. In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc. The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

The Fund has adopted an Amended and Restated Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (each a "Plan" and collectively, "Plans") for the Investor Class and Advisor Class (see "Management of the Fund - Distribution Plan" in the respective Prospectus for each class of shares). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans and the Distribution Agreement. The Plan provides that the Trust's Distributor or Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The Trustees will take into account the expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of renewal of the Plan.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency fees as a percentage of assets (unless and until the Fund has a sufficient number of accounts to exceed the minimum monthly transfer agency fees), savings to the Fund in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plan must be considered by the Trustees annually.

Under the Plan the Fund may expend up to 0.25% and 1.00% of the Investor Class' and Advisor Class', respectively, average daily net assets annually to pay for any activity primarily intended to result in the sale of the respective class of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Such expenditures paid as service fees to any person who sells shares may not exceed 0.25% of the Fund's average annual net asset value for each class of shares. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders with respect to Investor Class and Advisor Class shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to Investor Class and Advisor Class shares of the Fund; (c) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (d) training sales personnel regarding the Investor Class and Advisor Class shares of the Fund; and (e) financing any activity that the Distributor determines is primarily intended to result in the sale of Investor Class and Advisor Class shares. Under the Plan, the Distributor is compensated regardless of its out-of-pocket expenditures. The Fund does not participate in any joint distribution activities with other investment companies nor is the Fund aware of any interested person of the Fund or any director who is not an interested person of the Fund having any direct or indirect financial interest in the Plan or related agreements.

CUSTODIAN. Wachovia Bank, N.A. ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Fund.

INDEPENDENT AUDITORS. The Trustees have selected the firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222, to serve as independent auditors for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund's federal, state and excise tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent auditors will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL. Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Prospectuses for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemption in the Prospectuses:

PURCHASES. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") on days the NYSE is trading, as described under "Net Asset Value" below. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are generally not issued.

AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

REDEMPTIONS. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

INVOLUNTARY REDEMPTIONS. In addition to the situations described in the Prospectus under "Redeeming Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares of the Fund valued at more than $1,000 for the Investor Class and $1,000 for the Advisor Class may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for that particular class of shares of the Fund. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, which are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares - Signature Guarantees" in the Prospectuses). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-866-383-PMFM (1-866-383-7636) or by writing to:

                          PMFM Moderate Portfolio Trust
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

OTHER INFORMATION. If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon written notice to the shareholders.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Fund at the address shown above. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the heading "Redeeming Shares - Signature Guarantees" in the Prospectuses); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

EMPLOYEES AND AFFILIATES OF THE FUND. The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, a reduced minimum initial investment of $500 for the Investor Shares applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related to the Advisor which include the Advisor's employees, clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if the shareholders consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

DEALERS. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Notwithstanding the foregoing, dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Plans to pay these expenses.


                                 NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is normally determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value is not calculated on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of
July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

In computing the net asset value for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the net assets of that class. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result is the net asset value per share of that class.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows:

o Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

o Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

o Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

o Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

o Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities and the allocable portion of any general assets with respect to the Fund are conclusive.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized costs, which approximate market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal price procedures are valued at fair value as determined in good faith under policies approved by the Trustees.


                           ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period for a particular class of shares of the Fund that would equate an initial investment in that Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five or ten year periods or for the life of the Fund if it has not been in existence for any such periods and such other periods as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)^n = ERV

Where  P = a hypothetical initial payment of $1,000
       T = average annual total return
       n = number of years
       ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:
                                 P(1+T)^n = ATVD

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVD = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVDR

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after  taxes on  distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also measure its performance against one or more appropriate Lipper Equity Indexes, which ranks the performance of mutual funds that have an objective of growth of capital. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Fund may also compare its performance to other reports of the performance of managed accounts of the Advisor. Of course, there can be no assurance the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

    o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

    o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.



                              FINANCIAL STATEMENTS

Because the Fund has not completed a semi-annual or annual fiscal period as of the date of this SAI, there are no financial statements of the Fund to be presented here.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor). The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

         Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

         Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

         A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

         Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

         MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

         VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings

         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings

         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

      (1) the Trust's Proxy Voting and Disclosure Policy; and
      (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                              PMFM INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.       Introduction

         Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

         The IC Amendments require that each series of shares of the PMFM Investment Trust ("Trust") listed on Exhibit A, attached hereto, (individually a "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

         This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.      Specific Proxy Voting Policies and Procedures

         A.      General

         The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

         B.      Delegation to Funds' Advisor

         The  Board  believes  that  PMFM,  Inc.  ("Advisor"),   as  the  Funds'
         investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

         (1)  to make the proxy voting decisions for each Fund; and

         (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

         The Board, including a majority of the independent trustees of the Board, shall approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board shall also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

         C.       Conflicts

         In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III.     Fund Disclosure

         A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

                  Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

         B.       Disclosure of the Fund's Complete Proxy Voting Record

                  In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

                  Each Fund shall  disclose the  following  information  on Form
                  N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

                  (i) The name of the issuer of the portfolio security;

                  (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

                  (iii)  The   Council   on  Uniform   Security   Identification
                  Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

                  (iv) The shareholder meeting date; (v) A brief identification of the matter voted on;

                  (vi) Whether the matter was proposed by the issuer or by a security holder;

                  (vii) Whether the Fund cast its vote on the matter;

                  (viii) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

                  (ix) Whether the Fund cast its vote for or against management.

                  Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

                  Each  Fund   shall  also   include  in  its  annual   reports,
                  semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
                  June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.      Recordkeeping

         The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

                  (i) A copy of this Policy;
                  (ii)  Proxy   statements   received   regarding   each  Fund's
                  securities;
                  (iii) Records of votes cast on behalf of each Fund; and
                  (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

         The foregoing records may be kept as part of the Advisor's records.

         A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.       Proxy Voting Committee

         A.       General

         The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

         B.       Powers and Methods of Operation

         The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.      Other

         This Policy may be amended, from time to time, as determined by the Board.


Amended and restated this 3rd day of December, 2003.

                                    EXHIBIT A




Series of the PMFM Investment Trust

1. PMFM ETF Portfolio Trust
2. PMFM Moderate Portfolio Trust

                                   PMFM, INC.

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that PMFM, Inc. ("PMFM") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how PMFM has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that PMFM complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In general, PMFM does not vote proxies for clients. However, PMFM has one client, the PMFM Investment Trust (the "Fund") for which PMFM will vote proxies. In voting proxies for the Fund (or any other client for whom PMFM determines to vote proxies in the future), PMFM is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

     The following details PMFM's philosophy and practice regarding the voting of proxies.

     A.   General

          PMFM believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B.   Procedures

          To implement PMFM's proxy voting policies, PMFM has developed the following procedures for voting proxies.

          1. Upon receipt of a corporate proxy by PMFM, the special or annual report and the proxy are submitted to PMFM's proxy voting manager (the "Proxy Manager"), currently Joe Ezernack.

          2. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of PMFM's Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

          3. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment

               Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in PMFM's files.

     C.   Absence of Proxy Manager

          In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

III. Voting Guidelines

     While PMFM's policy is to review each proxy proposal on its individual merits, PMFM has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

     A. Investment Company Matters. In general, PMFM invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, "investment companies"). When called upon to vote investment company proxies, PMFM will follow the following guidelines:

          1.   Election of Directors and Similar Matters

               In an uncontested election, PMFM will generally vote in favor of management's proposed directors/trustees. In a contested election, PMFM will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company's Board of Directors or Trustees, PMFM will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company's independent directors or trustees.

          2.   Audit Committee Approvals

               PMFM generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances.

               Notwithstanding the foregoing, PMFM expects to generally support the ratification of the selection of auditors recommended and approved by the investment company's independent directors or trustees.

          3.   Approval of Advisory Contracts

               PMFM will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management's discussion of the terms of the contract.

               Notwithstanding the foregoing, PMFM expects to generally support advisory contracts recommended and approved by an investment company's independent directors or trustees.

          4.   Rule 12b-1 Plans

               PMFM will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management's proposal,

               PMFM's evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

               Notwithstanding the foregoing, PMFM expects to generally support 12b-1 Plans recommended and approved by an investment company's independent directors or trustees.

          5.   Mergers

               PMFM will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management's discussion, and PMFM's review, of the reasons for the merger.

               Notwithstanding the foregoing, PMFM expects to generally support mergers recommended and approved by an investment company's independent directors or trustees.

          6.   Voting Shares Owned by the Fund

               Notwithstanding any of the foregoing guidelines in Sections 1-5 above, the Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment company security held by it "in the same proportion as the vote of all other holders of such securities." Accordingly, PMFM will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

     B.   Operating Company Matters

          Because of the investment strategy PMFM uses for its clients, including the Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if PMFM is called upon to vote operating company proxies for clients, PMFM will follow the following guidelines:

          1.   Corporate Governance

               PMFM will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o In uncontested directors' elections, approve management's proposed directors; and
               o    Ratify   management's   recommendation   and   selection  of
                    auditors.

          2.   Shareholder Rights

               PMFM may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and

               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

          3.   Anti-Takeover  Measures,  Corporate  Restructurings  and  Similar
               Matters

               PMFM will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
               o Require a company to consider the non-financial effects of mergers or acquisitions.

          4.   Compensation

               In voting on proposals with respect to compensation, PMFM will generally support proposals it believes will fairly compensate executives. PMFM will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

               Notwithstanding the foregoing, PMFM expects to generally support proposals to:

               o    Disclose compensation policies;
               o Adopt compensation packages or policies that generally link executive compensation to performance;
               o    Require shareholders approval of golden parachutes;
               o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
               o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
               o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

               And expects to generally vote against proposals to:

               o    Adopt  stock  option   plans  with  any  of  the   following
                    structural features:

                    o Ability to issue options with an exercise price below the stock's current market price;
                    o    Ability to issue reload options; or
                    o    Automatic share replenishment ("evergreen") feature.

          5.   Corporate Responsibility and Social Issues

               PMFM generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, PMFM will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, PMFM may vote against corporate responsibility and social issue proposals that PMFM believes will have substantial adverse economic or other effects on a company, and PMFM may vote for corporate responsibility and social issue proposals that PMFM believes will have substantial positive economic or other effects on a company.

IV.  Conflicts

     In cases where PMFM is aware of a conflict between the interests of a client and the interests of PMFM or an affiliated person of PMFM (e.g., a portfolio company is a client or an affiliate of a client of PMFM), PMFM will notify the client of such conflict and will vote the client's shares in accordance with the client's instructions. In the event that PMFM does not receive instructions from the client within three business days of the notice, PMFM may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client's best interests.

V.   PMFM Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires PMFM to disclose in response to any client request how the client can obtain information from PMFM on how its securities were voted. PMFM will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to PMFM. Upon receiving a written request from a client, PMFM will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires PMFM to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. PMFM will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, PMFM will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Record-keeping

     PMFM shall keep the following records for a period of at least five years, the first two in an easily accessible place:

         (i)      A copy of this Policy;
         (ii)     Proxy Statements  received regarding client securities;
         (iii)    Records of votes cast on behalf of clients;
         (iv) Any documents prepared by PMFM that were material to making a decision how to vote, or that memorialized the basis for the decision;
         (v)      Records of client requests for proxy voting information, and
         (vi) With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     PMFM shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by PMFM as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

     PMFM may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by PMFM that are maintained with a third party such as a proxy voting service, provided that PMFM has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII. Amendments

     This policy may be amended at any time by the PMFM, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by PMFM.


                                        Adopted as of this 1st day of July, 2003

                                                           /s/ Donald L. Beasley
                                                           _____________________
                                                    Donald L. Beasley, President

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits
         --------

         (a) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the PMFM Investment Trust ("Registrant").^2

         (b) By-Laws for the Registrant.^1

         (c) Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

         (d)(1) Investment Advisory Agreement between the Registrant and PMFM, Inc. ("Advisor"), as advisor for the PMFM ETF Portfolio Trust.^2

         (d)(2) Investment Advisory Agreement between the Registrant and PMFM, Inc. ("Advisor"), as advisor for the PMFM Moderate Portfolio Trust.^3

         (e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the PMFM ETF Portfolio Trust.^2

         (e)(2)   Distribution   Agreement   between  the   Registrant  and  the
Distributor, as distributor for the PMFM Moderate Portfolio Trust.^3

         (f) Not Applicable.

         (g)(1) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
Bank).^2

         (g)(2) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(3) Second Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(4) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(5) Fourth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

         (g)(6) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

         (g)(7) Form of Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

         (g)(8) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Registrant.^2

         (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company ("Administrator"), as administrator for the Registrant.^2

         (h)(2)  First   Amendment  to  the  Fund   Accounting   and  Compliance
Administration Agreement between the Registrant and the Administrator.^3

         (h)(3) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC ("Transfer Agent"), as transfer agent for the Registrant.^2

         (h)(4) First Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and the Transfer Agent.^3

         (h)(5) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM ETF Portfolio Trust.^2

         (h)(6) Form of First Amendment to Expense Limitation Agreement between Registrant and the Advisor for the PMFM ETF Portfolio Trust.^4

         (h)(7) Expense Limitation Agreement between the Registrant and the Advisor for the PMFM Moderate Portfolio Trust.^3

         (i) Opinion of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Registrant.^2

         (j) Consent of Deloitte & Touche, LLP, independent auditors, with respect to the PMFM ETF Portfolio Trust.^2

         (k) Balance Sheet of the PMFM ETF Portfolio Trust dated June 6, 2003.^2

         (l) Initial Subscription Agreement for the Registrant.^2

         (m)(1) Distribution Plan under Rule 12b-1 for the PMFM ETF Portfolio Trust.^2

         (m)(2) Form of Amended and Restated Distribution Plan under Rule 12b-1 for PMFM ETF Portfolio Trust.^4

         (m)(3) Distribution Plan under Rule 12b-1 for the PMFM Moderate Portfolio Trust.^3

         (m)(4) Form of Amended and Restated Plan under Rule 12b-1 for the PMFM Moderate Portfolio Trust.

         (n)(1) Rule 18f-3 Multi-Class Plan.^3

         (n)(2) Form of Amended and Restated Rule 18f-3 Multi-Class Plan.^4

         (o) Reserved.

         (p)(1) Code of Ethics for the Registrant.^2

         (p)(2) First Addendum to the Code of Ethics for the Registrant.^3

         (p)(3) Revised Code of Ethics for the Advisor.^4

         (q) Copy of Powers of Attorney.^2

--------------------------
   1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 10, 2003 (File No. 333-103714).
   2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed June 27, 2003
         (File No. 333-103714).
   3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed December 11, 2003 (File No. 333-103714).
   4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed March 2, 2004
         (File No. 333-103714).


ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25.  Indemnification
          ---------------

         Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

         Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

         Article VII.  Section 3.  Indemnification.

                  (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.


ITEM 26. Business and other Connections of the Investment Advisor
         --------------------------------------------------------

         The description of the Advisor is found under the caption of "Management of the Fund - Investment Advisor" in the Prospectuses and under the caption "Management and Other Service Providers - Investment Advisor" in the Statements of Additional Information of the Registrant constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor provides investment advisory services to other persons or entities other than the Registrant. The directors and officers of the Advisor have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures (other than those resulting from their roles as officers and directors of the Advisor or its affiliates).

         The Advisor's President and Portfolio Manager, Donald Beasley, and the Advisor's Treasurer, Secretary and Portfolio Manager, Timothy A. Chapman, are also co-founders, directors, principal executive officers and co-owners of MurphyMorris Money Management Co., a registered investment advisor and affiliate of the Advisor that provides investment advisory services to individuals and entities, including the MurphyMorris ETF Fund, a series of the MurphyMorris Investment Trust. Mr. Chapman also serves as Vice President of the MurphyMorris Investment Trust. Both Mr. Chapman and Mr. Beasley are members of the portfolio management team managing the MurphyMorris ETF Fund. The Advisor licenses certain research software to MurphyMorris Money Management Co. The address for MurphyMorris Money Management Co. and the MurphyMorris Investment Trust is 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622.


ITEM 27. Principal Underwriter
         ---------------------

         (a) Capital Investment Group, Inc. is underwriter and distributor for the PMFM ETF Portfolio Trust, PMFM Moderate Portfolio Trust, MurphyMorris ETF Fund, Turnaround Fund, CM Advisers Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, and The Hillman Total Return Fund.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, North Carolina 27622, (919) 831-2370.


       (1)                                               (2)                                     (3)
                                                 Position and Offices                   Positions and Offices
       Name                                        With Underwriter                        with Registrant
       ----                                        ----------------                        ---------------

Richard K. Bryant                                      President                                None

E.O. Edgerton, Jr.                                  Vice President                              None

Con T. McDonald                                Assistant Vice-President                         None

W. Harold Eddins, Jr.                          Assistant Vice-President                         None

Annelise Brittain                              Assistant Vice-President                         None

Delia Z. Ferrell                                       Secretary                                None


         (c) Not applicable.


ITEM 28. Location of Accounts and Records
         --------------------------------

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at the office of its investment advisor (PMFM, Inc.) and its principal executive offices at 1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622, transfer agent (North Carolina Shareholder Services, LLC, d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or administrator (The Nottingham Management Company, d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069), except for those records that may be maintained pursuant to Rule 31a-3 at the offices of
Registrant's custodian (Wachovia Bank, N.A., 123 South Broad Street, Philadelphia, Pennsylvania 19109).


ITEM 29. Management Services
         -------------------

         None.


ITEM 30. Undertakings
         ------------

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the
Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 1st day of April, 2004.

                                             PMFM INVESTMENT TRUST

                                             By:  /s/ C. Frank Watson III
                                                 __________________________
                                                 C. Frank Watson III, Secretary



         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                   *                                         April 1, 2004
______________________________________                       ___________________
James M. Baker, Trustee                                      Date


                   *                                         April 1, 2004
______________________________________                       ___________________
Donald L. Beasley, Trustee, Chairman and Treasurer           Date


                   *                                         April 1, 2004
______________________________________                       ___________________
Timothy A. Chapman, President                                Date


                   *                                         April 1, 2004
______________________________________                       ___________________
Norman A. McLean, Trustee                                    Date


/s/ Julian G. Winters                                        April 1, 2004
______________________________________                       ___________________
Julian G. Winters, Assistant Secretary                       Date
  and Assistant Treasurer


* By:  /s/ C. Frank Watson III                               April 1, 2004
      ________________________________                       ___________________
      C. Frank Watson III, Attorney-in-Fact and Secretary    Date